Liability Related to Warrants - Summary of Changes in Value of Liability Related to Warrants (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Number of warrants outstanding, beginning balance	1,925,929	497,355	497,355
Warrants issued during the period	3,891,052	0	1,428,574	497,355
Number of warrants outstanding, ending balance	5,816,981	497,355	1,925,929	497,355
Warrants outstanding, beginning balance	$ 5,570,530	$ 10,462,000	$ 10,462,000	$ 10,462,137
Warrants issued during the period	7,126,957	0	7,585,314	18,119,998
Revaluation	(9,523,700)	(1,829,330)	(12,633,316)	(7,869,253)
Movements in exchange rates	(5,840)	156,669	156,395	211,392
Warrants outstanding, ending balance	$ 3,167,947	$ 8,789,339	$ 5,570,530	$ 10,462,000